Stockholders’ Deficit - Narrative (Details)					1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended				14 Months Ended
	Jun. 11, 2025 USD ($)	Apr. 24, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($) $ / shares shares	Mar. 04, 2024 vote shares	Nov. 30, 2022 $ / shares shares	Sep. 30, 2025 USD ($) vote $ / shares shares	Sep. 30, 2024 USD ($)	Mar. 31, 2024 shares	Sep. 30, 2025 USD ($) vote $ / shares shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2023 $ / shares shares	Aug. 26, 2025 shares	Aug. 19, 2025 $ / shares	May 12, 2025 USD ($) $ / shares shares	Nov. 22, 2024 $ / shares shares	Nov. 12, 2024 USD ($) $ / shares	May 13, 2024 $ / shares shares	May 12, 2024 $ / shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						500,000,000			500,000,000		500,000,000	[1]	100,000,000	[1]	100,000,000 [1]
Number of entitled vote | vote				1		1			1
Preferred stock, shares authorized (in shares)						10,000,000			10,000,000		10,000,000		10,000,000		10,000,000
Preferred stock, par or stated value per share (in dollars per share) | $ / shares						$ 0.0001			$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares outstanding (in shares)						0			0		0		0		0
Preferred stock, shares issued (in shares)						0			0		0		0		0
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares																		$ 2.922
Class of warrant or right, purchase price of warrants or rights, percentage																		110.00%
Change in fair value of warrant liability | $						$ 80,043	$ (8,805)		$ 3,581,122	$ (199,624)	$ (187,173)		$ 0
Private Placement
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 2.16
Sale of stock, number of shares issued in transaction (in shares)		261,644			114,235			29,844							55,975
Sale of stock, price per share (in dollars per share) | $ / shares		$ 1.911			$ 35.01
Sale of stock, volume weighted trading price percentage		110.00%
Shares issued (in shares)		523,286
Consideration received on transaction | $		$ 500,000
Private Placement | Common Stock
Class of Stock [Line Items]
Sale of stock, initial exercise date to purchase, term		10 years
Yorkville
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				333,334
Private Investment Public Entity Agreement | Related Party
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																		$ 3.36	$ 2.016
Shares issued, price per share (in dollars per share) | $ / shares																			$ 1.752	$ 1.752
Common stock, shares subscribed but unissued (in shares)						2,050,047			2,050,047									68,447	1,458,314
Common stock, value, subscriptions, total | $																		$ 200,000		$ 2,560,000
PubCo Warrants
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares											$ 34.50										$ 6.90	$ 34.50
Shares issued, price per share (in dollars per share) | $ / shares											$ 27.60
Total equity proceeds, percentage						65.00%			65.00%		65.00%
Class of warrant or right, threshold trading days						20 days			20 days		20 days
Class of warrant or right, greater than the market value, percentage						115.00%			115.00%		115.00%
Class of warrant or right, threshold trading day period						30 days			30 days		30 days
Class of warrant or right, outstanding (in shares)											7,963,212
PubCo Warrants | Minimum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares											$ 0.03
PubCo Warrants | Maximum
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares											$ 54.00										$ 10.80	$ 54.00
PubCo Warrants - Public Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)																					7,666,767
Sale of stock, number of shares issued in transaction (in shares)						77,039			77,039
Consideration received on transaction | $						$ 531,622			$ 531,622
PubCo Warrants - Private Placement Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)																					264,990
PubCo Warrants - Working Capital Note Warrants
Class of Stock [Line Items]
Class of warrant or right, outstanding (in shares)																					31,455
Lynrock Lake Warrant | Lynrock Lake Term Loan
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 1.20
Shares issued (in shares)			20,333,623
Change in fair value of warrant liability | $	$ 19,396,939		$ 19,396,939
Yorkville Warrant | Yorkville
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 1.20
Shares issued (in shares)			5,000,071
Yorkville Warrant | Lynrock Lake Term Loan
Class of Stock [Line Items]
Change in fair value of warrant liability | $	$ 3,589,189		$ 3,589,189
Yorkville Warrant | Lynrock Lake Term Loan | Yorkville
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 1.20
Shares issued (in shares)			5,000,071													5,000,000.0
PubCo Warrants - Expiring March 4, 2029
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares						$ 6.90			$ 6.90
Class of warrant or right, outstanding (in shares)						7,886,173			7,886,173

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).